Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

20.Borrowings

Silicon Valley Bank

In January 2021, the Group entered into a new loan agreement with Silicon Valley Bank German Branch (SVB) which provides Affimed with up to €25 million in term loans in three tranches: €10 million available at closing, an additional €7.5 million upon the achievement of certain conditions, including milestones related to Affimed’s pipeline and market capitalization, and a third tranche of €7.5 million upon the achievement of certain additional conditions related to Affimed’s pipeline and liquidity. The first tranche of €10 million was drawn in February 2021 and the second tranche of €7.5 million in December 2021. Pursuant to the terms of the agreement, the loan bears interest at the greater of the European Central Bank Base Rate and 0%, plus 5.5%. Affimed is entitled to make interest only payments through December 1, 2022. The loan will mature at the end of November 2025. As of December 31, 2022, the fair value of the liability did not differ significantly from its carrying amount (€17.5 million).

The loan is secured by a pledge of 100% of the Group’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements with the following book values:

	Book value as of
	December 31, 2022
	Consolidated	thereof
	financial	assets
	statements	pledged
Intangible assets*	58	58
Leasehold improvements and equipment	3,823	3,002
Inventories	628	556
Trade and other receivables	2,697	2,090
Cash and cash equivalents	190,286	188,465
Total	197,492	194,171

* Assignment is subject to the occurrence of a defined trigger event.

UniCredit Leasing CZ

In April 2019, the Group entered into a loan agreement with UniCredit Leasing CZ for €562. After an initial instalment of €127 in the second quarter of 2019, repayment is effected in monthly instalments of €8. In May 2020, an interest-only-period for 6 months was agreed, extending repayment for 6 months until May 2024. As of December 31, 2022, an amount of €136 (December 31, 2021: €231) was outstanding, of which €96 (December 31, 2021: €94) was classified as current liabilities. As of December 31, 2022 and 2021, the fair value of the liability did not differ significantly from its carrying amount.

Reconciliation to cash flows from financing

Movements of liabilities reconcile to cash flows arising from financing activities as follows:

	2022	2021
Balance as of January 1	17,640	323
Changes from financing cash flows
Proceeds from borrowings	0	17,500
Repayment of borrowings	(580)	(92)
	17,060	17,408
Other Changes
Changes in capitalized borrowing costs, net	557	(91)

Balance as of December 31	17,617	17,640